ADDITIONAL INFORMATION - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 01, 2012	Jan. 01, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,646,172	$ 419,305	$ 4,247,374			$ 4,331,104
Prepaid expenses and other current assets	7,433,994	9,494,511
Total current assets	10,305,552	11,639,616
Total assets	20,343,339	23,375,292
Current liabilities:
Amounts due to related parties	62,368,862	26,254,333
Total liabilities	129,465,565	96,424,582
Mezzanine equity:
Total mezzanine equity	124,653,928	83,839,419
Deficit:
Ordinary shares ($0.00001 par value; 1,827,462,652 shares authorized, 303,886,640 and 303,886,640 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	3,039	3,039		80	20
Subscription receivable		(3,000)
Additional paid-in capital		7,029,716
Accumulated deficit	(233,140,944)	(161,205,591)
Accumulated other comprehensive loss	(681,493)	(2,712,873)
Total deficit	(233,776,154)	(156,888,709)	(86,593,485)			(74,544,006)
TOTAL LIABILITIES, MEZZANINE EQUITY AND DEFICIT	20,343,339	23,375,292
Series A-1 Preferred Shares
Mezzanine equity:
Total mezzanine equity	6,756,046	5,310,921
Series A-2 Preferred Shares
Mezzanine equity:
Total mezzanine equity	99,356,343	62,409,342
Series B Preferred Shares
Mezzanine equity:
Total mezzanine equity	18,541,539	16,119,156
Parent company
Current assets:
Cash and cash equivalents	1,317	8,758	1,679
Amounts due from subsidiaries	49,643,020	49,759,350
Prepaid expenses and other current assets	227,110	2
Total current assets	49,871,447	49,768,110
Total assets	49,871,447	49,768,110
Current liabilities:
Amounts due to subsidiaries	536,616	553,479
Liabilities in subsidiaries	158,250,301	122,263,921
Amounts due to related parties	250,000
Total liabilities	159,036,917	122,817,400
Mezzanine equity:
Total mezzanine equity	124,653,928	83,839,419
Deficit:
Ordinary shares ($0.00001 par value; 1,827,462,652 shares authorized, 303,886,640 and 303,886,640 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	3,039	3,039
Subscription receivable		(3,000)
Additional paid-in capital		7,029,716
Accumulated deficit	(233,140,944)	(161,205,591)
Accumulated other comprehensive loss	(681,493)	(2,712,873)
Total deficit	(233,819,398)	(156,888,709)	(86,593,485)			(74,544,006)
TOTAL LIABILITIES, MEZZANINE EQUITY AND DEFICIT	49,871,447	49,768,110
Parent company | Series A-1 Preferred Shares
Mezzanine equity:
Total mezzanine equity	6,756,046	5,310,921	4,111,914			5,534,489
Parent company | Series A-2 Preferred Shares
Mezzanine equity:
Total mezzanine equity	99,356,343	62,409,342	28,072,921			53,848,014
Parent company | Series B Preferred Shares
Mezzanine equity:
Total mezzanine equity	$ 18,541,539	$ 16,119,156	$ 14,012,736